DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	11. DERIVATIVE FINANCIAL INSTRUMENTS
a) Use of derivatives
Santander UK undertakes derivative activities primarily to provide customers with risk management solutions and to manage and hedge its own risks. These derivative activities do not give rise to significant open positions in portfolios of derivatives. Any residual position is managed to ensure that it remains within acceptable risk levels, with matching transactions used to achieve this where necessary. When entering into derivatives, Santander UK employs the same credit risk management procedures to assess and approve potential credit exposures that are used for traditional lending.
b) Analysis of derivatives
The table below includes the notional amounts of transactions outstanding at the balance sheet date; they do not represent actual exposures.

						Group
	2025			2024
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	9,341	85	118	13,755	238	156
Interest rate contracts	25,372	198	336	29,296	294	489
Inflation rate contracts	171	16	30	—	—	—
Equity and credit contracts	568	94	21	681	124	21
Total derivatives held for trading	35,452	393	505	43,732	656	666
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	4,099	86	16	1,712	42	8
Interest rate contracts	169,084	564	479	146,172	1,055	477
Inflation rate contracts	1,850	69	—	—	—	—
	175,033	719	495	147,884	1,097	485
Designated as cash flow hedges:
Exchange rate contracts	18,343	500	378	21,535	698	266
Interest rate contracts	37,508	316	367	54,267	326	928
Inflation rate contracts	—	—	—	1,794	70	—
	55,851	816	745	77,596	1,094	1,194
Total derivatives held for hedging	230,884	1,535	1,240	225,480	2,191	1,679
Derivative netting[1]	—	(1,058)	(1,058)	—	(1,643)	(1,643)
Total derivatives	266,336	870	687	269,212	1,204	702
1Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was
£827m (2024: £489m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £23m (2024: £32m).
At 31 December 2025, the fair value of derivative assets included amounts due from Banco Santander group entities of £599m (2024: £544m) and the fair value of derivative liabilities included amounts due to Banco Santander group entities of £292m (2024: £244m).
For information about the impact of netting arrangements on derivative assets and liabilities in the table above, see Note 39.
The table below analyses the notional and fair values of derivatives by trading and settlement method.

Notional
	Traded over the counter		Asset	Liability
	Settled by central counterparties	Not settled by central counterparties	Total	Traded over the counter	Traded over the counter
2025	£m	£m	£m	£m	£m
Exchange rate contracts	—	31,783	31,783	671	512
Interest rate contracts	219,306	12,658	231,964	20	124
Inflation rate contracts	2,021	—	2,021	85	30
Equity and credit contracts	—	568	568	94	21
	221,327	45,009	266,336	870	687

2024
Exchange rate contracts	—	37,002	37,002	978	430
Interest rate contracts	217,159	12,576	229,735	32	251
Inflation rate contracts	1,794	—	1,794	70	—
Equity and credit contracts	—	681	681	124	21
	218,953	50,259	269,212	1,204	702
c) Analysis of derivatives designated as hedges
Santander UK applies hedge accounting on both a fair value and cash flow basis depending on the nature of the underlying exposure. We establish the hedge ratio by matching the notional of the derivative with the underlying position being hedged. Only the designated risk is hedged and therefore other risks, such as credit risk are managed but not hedged. For interest rate hedges, the designated hedged risk is determined with reference to the underlying benchmark rate.
Fair value hedges
Portfolio hedges of interest rate risk
Santander UK holds portfolios of fixed rate assets and liabilities which expose it to changes in fair value due to movements in market interest rates. We manage these exposures by entering into interest rate swaps. Each portfolio contains assets or liabilities that are similar in nature and share the risk exposure that is designated as being hedged.
The interest rate risk component is the change in fair value of fixed rate instruments for changes in the designated benchmark rate. Such changes are usually the largest component of the overall change in fair value. Separate hedges are maintained for each underlying currency. Effectiveness is assessed by comparing changes in the fair value of the hedged item attributable to changes in the designated benchmark interest rate, with changes in the fair value of the interest rate swaps.
Micro hedges of interest rate risk and foreign currency risk
Santander UK accesses international markets to obtain funding, to issue fixed rate debt or to invest in fixed rate debt of other issuers as part of maintaining a portfolio of HQLA (High Quality Liquid Assets) in its functional currency and other currencies. We are therefore exposed to changes in fair value due to changes in market interest rates and/or foreign exchange rates, principally in USD and EUR, which we mitigate through the use of receive fixed/pay floating rate interest rate swaps and/or receive fixed/pay floating rate cross currency swaps.
The interest rate risk component is the change in fair value of the fixed rate debt due to changes in the benchmark rate. The foreign exchange component is the change in the fair value of the fixed rate debt issuance due to changes in foreign exchange rates prevailing from the time of execution. Effectiveness is assessed by using linear regression techniques to compare changes in the fair value of the debt caused by changes in the benchmark interest rate and foreign exchange rates, with changes in the fair value of the interest rate swaps and/or cross currency swaps.
Hedges of inflation risk
Santander UK has exposure to inflation arising on UK inflation-linked gilts, that is hedged by entering into inflation swaps. Fair value hedging is applied whereby the inflation swap is hedging variability in cash flows of the inflation-linked gilt due to change in GBP RPI. Effectiveness is assessed by using linear regression techniques to compare changes in the fair value of the inflation-linked gilts attributable to the hedged risk, with changes in the fair value of the inflation linked swaps.
Cash flow hedges
Hedges of interest rate risk
Santander UK manages its exposure to the variability in cash flows of floating rate assets and liabilities attributable to movements in market interest rates by entering into interest rate swaps. The interest rate risk component is determined with reference to the underlying benchmark rate attributable to the floating rates asset or liability. Designated benchmark rates referenced are currently SONIA or BoE base rate. Effectiveness is assessed by comparing changes in the fair value of the interest rate swap with changes in the fair value of the hedged item attributable to the hedged risk, applying a hypothetical derivative method using linear regression techniques.
Hedges of foreign currency risk
As Santander UK obtains funding in international markets, we assume significant foreign currency risk exposure, mainly in USD and EUR. In addition, Santander
UK also holds debt securities for liquidity purposes which assumes foreign currency exposure, principally in JPY, CAD and CHF.
Santander UK manages the exposures to the variability in cash flows of foreign currency denominated assets and liabilities to movements in foreign exchange rates by entering into either foreign exchange contracts (spot, forward and swaps) or cross-currency swaps. These instruments are entered into to match the cash flow profile and maturity of the estimated interest and principal repayments of the hedged item.
The foreign currency risk component is the change in cash flows of the foreign currency debt arising from changes in the relevant foreign currency forward exchange rate. Such changes constitute a significant component of the overall changes in cash flows of the instrument. Effectiveness is assessed by comparing changes in the fair value of the foreign exchange contracts (spot, forward and swaps) or cross currency swaps with changes in the fair value of the hedged debt attributable to the hedged risk applying a hypothetical derivative method using linear regression techniques.
Possible sources of hedge ineffectiveness
For both fair value and cash flow hedges, hedge ineffectiveness can arise from hedging derivatives with a non-zero fair value at the date of initial designation. In addition, for:
Fair value hedges
Hedge ineffectiveness can also arise due to differences in discounting between the hedged item and the hedging instrument as cash collateralised swaps discount using Overnight Indexed Swaps discount curves not applied to the hedged item; and where counterparty credit risk impacts the fair value of the derivative but not the hedged item. For portfolio hedges of interest rate risk, it can also arise due to differences in the expected and actual volume of prepayments.
Cash flow hedges
Hedge ineffectiveness can also arise due to differences in the timing of cash flows between the hedged item and the hedging instrument. For micro hedges of interest rate risk, it can also arise due to differences in the basis of cash flows between the hedged item and the hedging instrument.
Maturity profile and average price/rate of hedging instruments
The following table sets out the maturity profile and average price/rate of the hedging instruments used in the Santander UK group’s hedging strategies:

							Group
2025	Hedging Instruments	≤1 month	>1 and ≤3 months	>3 and ≤12 months	>1 and ≤5 years	>5 years	Total
Fair value hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	12,649	10,884	60,547	75,678	3,581	163,339
	Average fixed interest rate - GBP	4.15%	4.70%	4.02%	3.51%	3.75%
	Average fixed interest rate - EUR	—	0.22%	—	0.62%	4.37%
	Average fixed interest rate - USD	—	—	—	4.09%	1.33%
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	12	13	199	3,086	789	4,099
	Interest rate contracts - Nominal amount (£m)	12	13	113	2,968	789	3,895
	Average GBP - EUR exchange rate	1.18	1.14	1.16	1.18	1.18
	Average GBP - USD exchange rate	—	—	1.25	1.35	1.29
	Average fixed interest rate - EUR	1.78%	3.25%	4.08%	3.51%	2.82%
	Average fixed interest rate - USD	—	—	4.99%	4.39%	4.36%
Inflation risk/Interest rate risk	Inflation derivative contracts - Nominal amount (£m)	—	—	—	—	1,850	1,850
	Interest rate contracts - Nominal amount (£m)	—	—	—	—	1,850	1,850
	Average fixed interest rate - GBP	—	—	—	—	5.00%
Cash flow hedges:
Interest rate risk	Interest rate contracts – Nominal amount (£m)	261	—	2,174	30,622	3,550	36,607
	Average fixed interest rate - GBP	4.38%	—	3.15%	3.88%	4.48%
FX risk	Exchange rate contracts - Nominal amount (£m)	—	—	1,730	12,429	2,716	16,875
	Average GBP - CHF exchange rate	—	—	1.12	1.11	—
	Average GBP - EUR exchange rate	—	—	—	1.18	1.17
	Average GBP - USD exchange rate	—	—	1.33	1.27	1.37
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	—	76	1,183	209	1,468
	Interest rate contracts - Nominal amount (£m)	—	—	—	743	158	901
	Average GBP - EUR exchange rate	—	—	1.17	1.20	—
	Average GBP - USD exchange rate	—	—	—	1.32	1.54
	Average fixed interest rate - GBP	—	—	2.86%	3.10%	4.59%

2024
Fair value hedges:
Interest rate risk	Interest rate contracts- Nominal amount (£m)	4,174	6,301	53,531	77,233	3,409	144,648
	Average fixed interest rate - GBP	3.75%	4.29%	4.50%	3.87%	3.65%
	Average fixed interest rate - EUR	0.20%	(0.35)%	(0.45)%	0.58%	4.37%
	Average fixed interest rate - USD	1.68%	1.53%	1.53%	5.76%	0.45%
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	88	128	1,018	478	1,712
	Interest rate contracts - Nominal amount (£m)	—	88	86	872	478	1,524
	Average GBP - EUR exchange rate	—	1.14	1.16	1.16	1.18
	Average GBP - USD exchange rate	—	—	—	1.32	1.28
	Average fixed interest rate - EUR	—	—	1.35%	3.30%	2.94%
	Average fixed interest rate - USD	—	—	—	4.83%	4.38%
Cash flow hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	4,300	3,366	11,598	28,336	3,587	51,187
	Average fixed interest rate - GBP	4.59%	4.05%	4.76%	3.70%	4.35%
FX risk	Exchange rate contracts - Nominal amount (£m)	258	792	4,927	10,976	1,306	18,259
	Interest rate contracts - Nominal amount (£m)	—	—	—	—	958	958
	Average GBP - JPY exchange rate	178.37	179.99	187.64	—	—
	Average GBP - CHF exchange rate	—	—	1.09	1.11	—
	Average GBP - CAD exchange rate	—	—	1.76	—	—
	Average GBP - EUR exchange rate	—	1.20	1.19	1.18	1.16
	Average GBP - USD exchange rate	—	—	1.24	1.30	1.39
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	826	394	534	1,104	418	3,276
	Interest rate contracts - Nominal amount (£m)	826	—	327	799	170	2,122
	Average GBP - EUR exchange rate	1.12	1.37	1.16	1.21	1.18
	Average GBP - USD exchange rate	—	—	1.54	1.32	1.54
	Average fixed interest rate - GBP	1.48%	2.76%	2.65%	2.74%	4.81%
Inflation risk	Inflation derivative contracts - Nominal amount (£m)	—	—	—	—	1,794	1,794
	Average fixed interest rate - GBP	—	—	—	—	4.98%
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Net gains or losses arising from fair value and cash flow hedges included in other operating income

			Group
	2025	2024	2023
	£m	£m	£m
Fair value hedging:
(Losses)/Gains on hedging instruments	(551)	193	(1,879)
Gains/(Losses) on hedged items attributable to hedged risks	523	(168)	1,896
Fair value hedging ineffectiveness	(28)	25	17
Cash flow hedging ineffectiveness	(3)	(3)	2
	(31)	22	19
Hedge ineffectiveness can be analysed by risk category as follows:

									Group
			2025			2024			2023
	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value hedges:
Interest rate risk	(528)	499	(29)	167	(151)	16	(1,865)	1,877	12
Interest rate/FX risk	9	(8)	1	26	(17)	9	(14)	19	5
Inflation rate risk/interest rate risk	(32)	32	—	—	—	—	—	—	—
	(551)	523	(28)	193	(168)	25	(1,879)	1,896	17

					Group
		Hedging Instruments		Recognised in Income Statement	Reclassified from reserves to income
	Income statement line item affected by reclassification	Change in FV	Recognised in OCI
		£m	£m	£m	£m
Cash flow hedges:
2025
Interest rate risk	Net interest income	465	(469)	(4)	(305)
FX risk	Net interest income/other operating income	(287)	295	8	(151)
Interest rate/FX risk	Net interest income/other operating income	(66)	59	(7)	(89)
Inflation Risk	Net Interest Income	82	(82)	—	9
		194	(197)	(3)	(536)
2024
Interest rate risk	Net interest income	(764)	761	(3)	(488)
FX risk	Net interest income/other operating income	414	(405)	9	216
Interest rate/FX risk	Net interest income/other operating income	(181)	172	(9)	(231)
Inflation Risk	Net Interest Income	71	(71)	—	3
		(460)	457	(3)	(500)
2023
Interest rate risk	Net interest income	466	(445)	21	(469)
FX risk	Net interest income/other operating income	(396)	377	(19)	(392)
Interest rate/FX risk	Net interest income/other operating income	(237)	237	—	(387)
		(167)	169	2	(1,248)
In 2025, cash flow hedge accounting of £nil (2024: £nil) had to cease due to the hedged cash flows no longer being expected to occur.
The following table provides a reconciliation by risk category of components of equity and analysis of OCI items (before tax) resulting from hedge accounting.

		Group
	2025	2024
	£m	£m
Balance at 1 January	(453)	(496)
Effective portion of changes in fair value:
– Interest rate risk	469	(761)
– Foreign currency risk	(295)	405
– Interest rate/foreign currency risk	(59)	(172)
– Inflation risk	82	71
	197	(457)
Income statement transfers:
– Interest rate risk	305	488
– Foreign currency risk	151	(216)
– Interest rate/foreign currency risk	89	231
– Inflation risk	(9)	(3)
	536	500
Balance at 31 December	280	(453)
Hedged exposures
Santander UK hedges its exposures to various risks, including interest rate risk and foreign currency risk, as set out in the following table.

										Group
					2025					2024
		Accumulated FV hedge adjustments			Change in value to calculate hedge ineffectiveness		Accumulated FV hedge adjustments			Change in value to calculate hedge ineffectiveness
	Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges		Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate risk:
Loans and advances to customers	72,604	—	(76)	(24)	552	62,773	—	(731)	(290)	(154)
Other financial assets at amortised cost	2,103	(25)	(6)	(5)	21	1,667	(45)	(7)	(7)	(44)
Reverse repurchase agreements – non trading	8,802	—	2	—	2	6,423	—	(1)	—	(1)
Other financial assets at FVOCI	2,010	(87)	—	(74)	42	2,100	(131)	—	(95)	(18)
Deposits by customers	(29,620)	—	(27)	—	(53)	(21,726)	18	9	1	(1)
Debt securities in issue	(3,758)	70	(32)	(38)	(60)	(3,811)	150	(54)	(77)	52
Subordinated liabilities	(505)	(18)	(1)	(28)	(6)	(511)	(12)	(1)	(36)	15
Interest rate/FX risk:
Other financial assets at FVOCI	1,898	7	—	—	46	1,503	16	—	—	(30)
Debt securities in issue	(2,284)	(5)	—	(8)	(53)	(200)	(9)	—	(14)	13
Inflation risk/Interest rate risk:
Other financial assets at amortised cost	1,884	12	—	—	32	—	—	—	—	—
Other financial assets at FVOCI	83	(1)	—	—	—	—	—	—	—	—
	53,217	(47)	(140)	(177)	523	48,218	(13)	(785)	(518)	(168)

						Group
			2025			2024
	Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges	Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges
Hedged item balance sheet line item	£m	£m	£m	£m	£m	£m
Cash flow hedges:
Interest rate risk:
Loans and advances to customers	(205)	(79)	—	361	(497)	2
Cash and balances at central banks	(207)	112	(27)	464	(192)	(50)
Deposits by banks	2	—	—	(4)	—	—
Repurchase agreements - non trading	(59)	104	104	(60)	52	—
FX risk:
Other financial assets at FVOCI	(84)	—	—	(487)	1	—
Highly probable forecast transactions	(5)	1	—	4	—	—
Debt securities in issue	383	36	—	78	181	—
Interest rate/FX risk:
Debt securities in issue/loans and advances to customers	(47)	(3)	—	148	(12)	—
Deposits by customers	58	(13)	—	21	(37)	—
Subordinated liabilities/loans and advances to customers	49	(19)	48	3	(16)	51
Inflation risk:
Other financial assets at amortised cost	(81)	139	139	(70)	66	—
Other financial assets at FVOCI	(1)	2	2	(1)	1	—
	(197)	280	266	457	(453)	3
Cost of Hedging

			Group
			2025
	Components of hedging derivatives excluded from hedge designation	£m	£m
Balance at 1 January			—
Transfers to cost of hedging reserve:
Cash flow hedges:
Foreign currency risk	Time-period related	24
	Transaction-related	—
			24
Equity risk	Time-period related	—
	Transaction-related	—
			—
			24
Fair value hedges:
Foreign currency risk	Time-period related	(2)
	Transaction-related	—
			(2)
			(2)
			22
Transfers out of cost of hedging reserve:
Cash flow hedges:
Foreign currency risk	Time-period related	(1)
	Transaction-related	—
			(1)
Equity risk	Time-period related	—
	Transaction-related	—
			—
			(1)
			(1)
Tax			(1)
Balance at 31 December			20